Consolidated Statement of Cash Flows $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities
Loss for the year		$ (18,347)	[1],[2]	$ (40,290)	$ (5,953)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation		786		251	213
Share based compensation		4,868		843	601
Loss on revaluation of warrant liability		254		30,895	3,228
Increase in provisions		1,190
Change in severance liability		(154)		(20)	28
Change in inventory		690		(1,128)	19
Change in trade receivables		990		(661)	35
Change in other account receivables		(2,383)		(81)	719
Accrued interest on loans and leases		13		36	73
Changes in deferred taxes					16
Change in accounts payable		860		448	43
Change in deferred revenues		1,439
Change in other accounts payable		363		329	(25)
Cash flow from operating activities		(9,431)		(9,378)	(1,003)
Cash flows from investing activities
Change in deposits		48		132	(192)
Investment in subsidiary		(879)
Intangible assets					(6)
Purchase of property, plant and equipment		(727)		(412)	(227)
Cash flow used in investing activities		(1,559)		(280)	(425)
Cash flows from financing activities
Issuance of shares and warrants, net		3,894		8,358	8,249
Investment in subsidiary					(1,566)
Exercise of options		208		742	39
Exercise of warrants		1,379		3,386	98
Lease payments		(337)		(111)	(43)
Long term deposits					30
Repayment of loans		(342)		(316)	(100)
Proceeds from receipt of loans		1,294		296	494
Cash flows from financing activities		6,096		12,355	7,201
Increase (decrease) in cash and cash equivalents		(4,894)		2,697	5,773
Effect of changes in foreign exchange rates		(960)		376	(738)
Cash at beginning of year		8,470		5,397	362
Cash at the end of the year		2,616		8,470	5,397
Taxes paid during the year		74
Interest paid during the year		49		34	12
Reclassification of warrant liability to warrant reserve		51		43,964
Reclassification of other account payables to short term loans		359
Recognition of a lease liability and right-of-use asset		947
Issuance of share in respect of Isramat deal		2,089
Issuance of the Company’s ordinary shares		1,747
Commitment to selling shareholders		343
Working capital other than cash and cash equivalents		(869)
Liability for severance pay fund, net		35
Property, plant and equipment		(636)
Benefit shareholder consulting agreement		(27)
Customer relations		(284)
Goodwill		(1,188)
Total cash and cash equivalents paid	[3]	$ (879)

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	See note 7.